Concentrations of Risks	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Concentrations of Risks [Abstract]
Concentrations of Risks

Note 17 - Concentrations of Risks

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash, deposits and other receivables.

(a) Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. In Malaysia, the insurance coverage for cash deposits of each depositor at each bank is RM 250,000 (approximately $56,000). As of June 30, 2025, cash balance of RM 195,157 ($46,329) was deposited with financial institutions located in Malaysia, which was not subject to credit risk. Cash deposits at each United States financial institution are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000. As of June 30, 2025, the Company did not exceed the FDIC insured limits. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

The Company’s operating subsidiary is in Malaysia, and their functional currency is RM. As a result, the Company is exposed to foreign exchange risk as the Company’s results of operations may be affected by fluctuations in the exchange rate between USD and RM. If the RM appreciates against the USD, the value of the Company’s RM revenues, earnings, and assets as expressed in the Company’s USD financial statements will decline. The Company has not entered any hedging transactions in an effort to reduce the Company’s exposure to foreign exchange risk.

The Company is also exposed to risk from its deposits and other receivables. These assets are subjected to credit evaluations. An allowance has been made for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.

(b) Vendor concentration risk

For the three months ended June 30, 2025, one supplier accounted for 100% of the total raw material purchases. For the nine months ended June 30, 2025, three suppliers accounted for approximately 47.0%, 46.5% and 6.5% of the total raw material purchases.

For the three and nine months ended June 30, 2024, the Company did not make any raw material purchases.

Note 17 - Concentrations of Risks

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash, deposits and other receivables.

(a) Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. In Malaysia, the insurance coverage for cash deposits of each depositor at each bank is RM 250,000 (approximately $60,650). As of September 30, 2024, cash balance of RM 1,416,568 ($343,660) was deposited with financial institutions located in Malaysia, of which RM 916,568 ($222,360) was subject to credit risk. Cash deposits at each United States financial institution are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000. As of September 30, 2024, the Company did not exceed the FDIC insured limits. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

The Company’s operating subsidiary is in Malaysia, and their functional currency is RM. As a result, the Company is exposed to foreign exchange risk as the Company’s results of operations may be affected by fluctuations in the exchange rate between USD and RM. If the RM appreciates against the USD, the value of the Company’s RM revenues, earnings, and assets as expressed in the Company’s USD financial statements will decline. The Company has not entered any hedging transactions in an effort to reduce the Company’s exposure to foreign exchange risk.

The Company is also exposed to risk from its deposits and other receivables. These assets are subjected to credit evaluations. An allowance has been made for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.

(b) Vendor concentration risk

For the year ended September 30, 2024, two suppliers accounted for approximately 73.2% and 26.8% of the total cost raw material purchased. For the year ended September 30, 2023, the Company did not make any raw material purchases.